Pay vs Performance Disclosure	6 Months Ended		12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs (as defined below) and Company performance for the fiscal years listed below. The Human Resources and Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

	Summary Compensation Table Total for PEO 1(1) ($)	Summary Compensation Table Total for PEO 2(1) ($)	Compensation Actually Paid to PEO 1(1)(2)(3) ($)	Compensation Actually Paid to PEO 2(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:(4)		Net Income ($ Millions)	EPS Growth Relative to Peer Group(5)
Fiscal Year							TSR ($)	Peer Group TSR ($)
2026	—	22,761,169	—	55,775,920	7,446,635	14,418,185	339.67	195.84	3,649	53rd Percentile
2025	—	19,317,705	—	45,272,113	6,529,885	11,842,642	408.78	233.00	3,532	68th Percentile
2024	—	18,735,187	—	35,615,063	8,190,674	11,353,217	293.00	189.61	2,845	70th Percentile
2023	18,657,423	16,404,346	44,288,911	35,395,261	7,044,646	16,016,277	223.03	164.12	2,084	78th Percentile
2022	18,448,169	—	14,327,292	—	5,842,460	5,316,820	138.26	131.12	1,316	28th Percentile	(6)

Company Selected Measure Name			EPS Growth Relative to Peer Group
Named Executive Officers, Footnote			Thomas L. Williams was our PEO during the period covered by the table through December 31, 2022 (“PEO 1”). Jennifer A. Parmentier was our PEO from January 1, 2023, through the end of the period covered by the table (“PEO 2”). The individuals comprising the non-PEO named executive officers ("Non-PEO NEOs") for each fiscal year presented are listed below.
Peer Group Issuers, Footnote			The Peer Group TSR set forth in this table utilizes the S&P 500 Industrials (Sector) Index (“S&P Industrials Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended June 30, 2026. The comparison assumes $100 was invested (with reinvestment of dividends) for the period starting June 30, 2021, through the end of the listed fiscal year in the Company and in the S&P Industrials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs in accordance with SEC rules. The exclusions and inclusions for fiscal year 2026 are set forth in the tables below. Equity award values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards columns are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table for the listed fiscal year. Amounts in the Exclusion of Change in Pension Value columns reflect the amounts attributable to any positive Change in Pension Value reported in the Summary Compensation Table for the listed fiscal year. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed fiscal year.

Fiscal Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Change in Pension Value for PEO 2 ($)	Exclusion of Stock Awards and Option Awards for PEO 2 ($)	Inclusion of Pension Service Cost for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2026	22,761,169	—	(15,428,837)	—	48,443,588	55,775,920

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Average Change in Pension Value for Non-PEO NEOs ($)	Exclusion of Average Stock Awards and Option Awards for Non- PEO NEOs ($)	Inclusion of Average Pension Service Cost for Non-PEO NEOs ($)	Inclusion of Average Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2026	7,446,635	(696,908)	(3,988,490)	224,666	11,432,282	14,418,185
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Prior- Fiscal Year Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Prior-Fiscal Year Equity Awards that Vested During Fiscal Year for PEO 2 ($)	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)
2026	24,506,781	19,071,973	—	4,864,834	—	48,443,588

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Prior- Fiscal Year Equity Awards for Non- PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Prior- Fiscal Year Equity Awards that Vested During Fiscal Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2026	6,519,998	3,900,898	—	1,011,386	—	11,432,282

Non-PEO NEO Average Total Compensation Amount			$ 7,446,635	$ 6,529,885	$ 8,190,674	$ 7,044,646	$ 5,842,460
Non-PEO NEO Average Compensation Actually Paid Amount			$ 14,418,185	11,842,642	11,353,217	16,016,277	5,316,820
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs in accordance with SEC rules. The exclusions and inclusions for fiscal year 2026 are set forth in the tables below. Equity award values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards columns are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table for the listed fiscal year. Amounts in the Exclusion of Change in Pension Value columns reflect the amounts attributable to any positive Change in Pension Value reported in the Summary Compensation Table for the listed fiscal year. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed fiscal year.

Fiscal Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Change in Pension Value for PEO 2 ($)	Exclusion of Stock Awards and Option Awards for PEO 2 ($)	Inclusion of Pension Service Cost for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2026	22,761,169	—	(15,428,837)	—	48,443,588	55,775,920

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Average Change in Pension Value for Non-PEO NEOs ($)	Exclusion of Average Stock Awards and Option Awards for Non- PEO NEOs ($)	Inclusion of Average Pension Service Cost for Non-PEO NEOs ($)	Inclusion of Average Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2026	7,446,635	(696,908)	(3,988,490)	224,666	11,432,282	14,418,185
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Prior- Fiscal Year Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Prior-Fiscal Year Equity Awards that Vested During Fiscal Year for PEO 2 ($)	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)
2026	24,506,781	19,071,973	—	4,864,834	—	48,443,588

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Prior- Fiscal Year Equity Awards for Non- PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Prior- Fiscal Year Equity Awards that Vested During Fiscal Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2026	6,519,998	3,900,898	—	1,011,386	—	11,432,282

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR, and the Peer Group TSR over the five most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus Net Income

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid and EPS Growth Relative to Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our EPS Growth Relative to Peer Group during the five most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus EPS Growth Relative to Peer Group

Tabular List, Table
2026 Performance Measures
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO 2 and other NEOs for fiscal year 2026 to Company performance. The measures in this table are not ranked.

EPS Growth Relative to Peer Group
Segment Operating Income
Sales Revenue
Cash Flow Margin
Revenue Growth Relative to Peer Group
Average Return on Invested Capital Relative to Peer Group

Total Shareholder Return Amount							138.26	$ 223.03	$ 293.00	$ 408.78	$ 339.67
Peer Group Total Shareholder Return Amount							131.12	$ 164.12	$ 189.61	$ 233.00	$ 195.84
Net Income (Loss)			$ 3,649,000,000	$ 3,532,000,000	$ 2,845,000,000	$ 2,084,000,000	$ 1,316,000,000
Company Selected Measure Amount			53	68	70	78	28
PEO Name	Jennifer A. Parmentier	Thomas L. Williams	Jennifer A. Parmentier	Jennifer A. Parmentier	Jennifer A. Parmentier		Thomas L. Williams
Measure:: 1
Pay vs Performance Disclosure
Name			EPS Growth Relative to Peer Group
Non-GAAP Measure Description			We determined EPS Growth Relative to Peer Group to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO 2 and Non-PEO NEOs in fiscal year 2026. As described in the Compensation Discussion & Analysis, the LTIP Award for the three-calendar-year performance period is, in part, based on a comparison of the Company’s EPS growth relative to the Peer Group companies in the aggregate. However, in compliance with SEC guidance, the table above reflects our relative as reported earnings per share performance for each listed fiscal year as compared with the Peer Group companies disclosed in the Compensation Discussion & Analysis for each such fiscal year.
Measure:: 2
Pay vs Performance Disclosure
Name			Segment Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name			Sales Revenue
Measure:: 4
Pay vs Performance Disclosure
Name			Cash Flow Margin
Measure:: 5
Pay vs Performance Disclosure
Name			Revenue Growth Relative to Peer Group
Measure:: 6
Pay vs Performance Disclosure
Name			Average Return on Invested Capital Relative to Peer Group
Williams [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	$ 0	$ 18,657,423	$ 18,448,169
PEO Actually Paid Compensation Amount			0	0	0	44,288,911	14,327,292
Parmentier [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			22,761,169	19,317,705	18,735,187	16,404,346	0
PEO Actually Paid Compensation Amount			55,775,920	$ 45,272,113	$ 35,615,063	$ 35,395,261	$ 0
PEO | Parmentier [Member] | Exclusion of Change in Pension Value for PEO 2 ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Parmentier [Member] | Exclusion of Stock Awards and Option Awards for PEO 2 ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,428,837)
PEO | Parmentier [Member] | Inclusion of Pension Service Cost for PEO 2 ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Parmentier [Member] | Inclusion of Equity Values for PEO 2 ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			48,443,588
PEO | Parmentier [Member] | Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for PEO 2 ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			24,506,781
PEO | Parmentier [Member] | Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Prior- Fiscal Year Equity Awards for PEO 2 ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			19,071,973
PEO | Parmentier [Member] | Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for PEO 2 ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Parmentier [Member] | Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Prior-Fiscal Year Equity Awards that Vested During Fiscal Year for PEO 2 ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,864,834
PEO | Parmentier [Member] | Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for PEO 2 ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Parmentier [Member] | Total - Inclusion of Equity Values for PEO 2 ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			48,443,588
Non-PEO NEO | Exclusion of Average Change in Pension Value for Non-PEO NEOs ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(696,908)
Non-PEO NEO | Exclusion of Average Stock Awards and Option Awards for Non- PEO NEOs ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,988,490)
Non-PEO NEO | Inclusion of Average Pension Service Cost for Non-PEO NEOs ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			224,666
Non-PEO NEO | Inclusion of Average Equity Values for Non-PEO NEOs ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,432,282
Non-PEO NEO | Average Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non-PEO NEOs ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,519,998
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Prior- Fiscal Year Equity Awards for Non- PEO NEOs ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,900,898
Non-PEO NEO | Average Vesting- Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Non-PEO NEOs ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Prior- Fiscal Year Equity Awards that Vested During Fiscal Year for Non-PEO NEOs ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,011,386
Non-PEO NEO | Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Non-PEO NEOs ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Total - Average Inclusion of Equity Values for Non-PEO NEOs ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 11,432,282